Expense Example - Invesco VI Government Securities Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	68	214	373	835	94	293	509	1,131